Organization - Schedule of Company's Subsidiaries, VIE and Subsidiaries of VIE (Details)	12 Months Ended
Dec. 31, 2025
QD Data Limited
Organization
Place of incorporation	Hong Kong (“HK”)
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
QD Technologies Limited
Organization
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qufenqi (Shanghai) Information Technology Co., Ltd. ("Qufenqi Shanghai" formerly known as Qufenqi (Ganzhou) Information Technology Co.
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding, research and development
Xiamen Qudian Financial Lease Co., Ltd. ("Xiamen Financial Lease")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Financial lease
Qufenqi (HK) Limited ("Qufenqi HK")
Organization
Place of incorporation	HK
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Xiamen Qudian Technology Co., Ltd. ("Xiamen Qudian")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Technology development and service, sale of products
Bloomgoods Inc. ("Bloomgoods Inc.")
Organization
Place of incorporation	Cayman Islands
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Xiamen Happy Time Technology Co., Ltd. ("Xiamen Happy Time")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Technology development and service
Bloomgoods Limited ("Bloomgoods Limited")
Organization
Place of incorporation	BVI
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Bloomgoods (HK) Limited ("Bloomgoods (HK) Limited")
Organization
Place of incorporation	HK
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
F&H EXPRESS PTY LTD ("F&H EXPRESS PTY")
Organization
Place of incorporation	Australia
Percentage of legal ownership by the Company	100.00%
Principal activities	Delivery service
LAST MILE EXPRESS PTY LTD ("LAST MILE EXPRESS")
Organization
Place of incorporation	Australia
Percentage of legal ownership by the Company	100.00%
Principal activities	Delivery service
Xiamen Quxianxiang Time Technology Co., Ltd. ("Xiamen Quxianxiang")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service, sale of products
Xiamen Lexiang Time Technology Co., Ltd. ("Xiamen Lexiang")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development service, sale of products and educational services